Income Taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income Taxes
23.
INCOME TAXES

In January 2025, the Company completed its corporate continuation from Canada to Switzerland. As a result, the corporate headquarters is now subject to Swiss taxation, and the Canadian tax losses and other Canadian tax attributes are no longer available to offset future taxable income at the corporate level. The Company continues to be subject to income taxes in other jurisdictions, including Canada, Argentina, and the Netherlands, through its subsidiaries.

Upon continuation, the Company remeasured the tax basis of its corporate-level assets and liabilities in accordance with Swiss tax legislation.

23.
INCOME TAXES (continued)

Income tax expense recognized in the consolidated statement of comprehensive loss is comprised of the following:

	Years ended December 31,
	2025	2024
	$	$
Current income tax expense	48	-
Deferred income tax expense/(recovery)	420	(10,659)
Total income tax expense/(recovery)	468	(10,659)

For the year ended December 31, 2025, current income tax expense includes $48 in Canada. Deferred income tax expense of $420 comprises a deferred tax expense of $431 in Argentina, partially offset by a deferred tax recovery of $11 in Canada.

A reconciliation of income taxes at Switzerland statutory rates with reported taxes is as follows:

	Years ended December 31,
	2025	2024	2023
	$	$	$

(Loss)/income from continuing operations before taxes	(76,412)	(25,899)	28,240
Income from discontinuing operations before taxes	-	-	1,270,788
Total (loss)/income before taxes	(76,412)	(25,899)	1,299,028

Statutory tax rate (Switzerland 2025; Canada prior years)	11.9%	27.0%	27.0%

Expected income tax (recovery)/expense at statutory tax rate	(9,055)	(6,993)	350,737

Items not taxable for income tax purposes	3,688	(4,311)	(348,159)
Effect of lower tax rate in foreign jurisdiction	-	-	(162)
Foreign exchange related to the weakening of the Argentine Pesos	-	-	5,670
Change in unrecognized deferred tax assets and other	5,835	645	2,573
Tax expense/(recovery)	468	(10,659)	10,659

23.
INCOME TAXES (continued)

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
	$	$
Deferred tax assets:
Tax loss carryforwards	2,568	8,351
Loans to Exar Capital	-	217
Exploration and evaluation assets	-	21
Capital assets	-	5,234
Investment in Cauchari-Olaroz project	577	71
Other	839	-
Deferred tax assets	3,984	13,894

Deferred tax liabilities:
Exploration and evaluation assets	(816)	-
Capital assets	(674)	-
Financing costs	-	(2,295)
Convertible debt	(2,914)	(11,290)
Other	-	(309)
Deferred tax liabilities	(4,404)	(13,894)

Deferred Income Tax Liability	(420)	-

As at December 31, 2025, a deferred tax asset of $11, and net deferred tax liability of $431 are included in the consolidated statement of financial position.

Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2025	December 31, 2024
	$	$
Deductible temporary differences	63,913	78,412

The Company had deductible temporary differences for which deferred tax assets have not been recognized because it is not probable that future profits will be available against which the Company can utilize the benefits. The Company completed the Continuation from Canada to Switzerland on January 23, 2025, as such, the Canadian tax losses and other Canadian tax attributes expired. The deductible temporary differences for which no deferred tax assets have been recognized in Switzerland are $63,913 (2024 – $nil).